Derivatives and Other Financial Instruments	12 Months Ended
Dec. 31, 2011
Derivatives And Other Financial Instruments [Abstract]
Derivatives and Other Financial Instruments
Derivatives and Other Financial Instruments

As of December 31, 2011, the Company had deferred interest costs of approximately $49.1 million in accumulated other comprehensive loss related to forward starting swaps, which were settled with the corresponding counterparties in March and April 2009. The forward starting swaps were entered into to mitigate the Company's exposure to the variability in expected future cash flows attributable to changes in future interest rates associated with a forecasted issuance of fixed-rate debt, with interest payments for a minimum of ten years. The deferred interest costs will be amortized as additional interest expense over a remaining period of approximately eight years.

The following is a summary of the Company's derivative instruments and their fair-values, which are included in derivative instruments (liability account) or other assets based on their respective balances on the accompanying consolidated balance sheets (in thousands):

	Fair-Value(1)
	December 31,
	2011	2010
Interest rate swaps (2)	$—	$(3,826)
Other (3)	9	26
Total derivative instruments	$9	$(3,800)
____________

(1)
Fair-value of derivative instruments does not include any related accrued interest payable, which is included in accrued expenses on the accompanying consolidated balance sheets. Derivative valuations are classified in Level 2 of the fair-value hierarchy.

(2)	Two interest rate swaps with an aggregate notional amount of $150.0 million expired on August 1, 2011.

(3)
Includes stock purchase warrants that are recorded as derivative instruments and are reflected in other assets on the accompanying consolidated balance sheets. Changes in the fair-value of the stock purchase warrants are included in earnings in the period in which they occur.

For derivatives designated as cash flow hedges, the effective portion of changes in the fair-value of the derivative is initially reported in accumulated other comprehensive income (outside of earnings) and subsequently reclassified to earnings in the period in which the hedged forecasted transaction affects earnings. During the years ended December 31, 2011, 2010 and 2009, such derivatives were used to hedge the variable cash flows associated with existing variable-rate debt and future variability in the interest-related cash flows from forecasted issuances of debt. The ineffective portion of the change in fair-value of the derivatives is recognized directly in earnings.

The Company's use of proceeds from its March 2011 unsecured debt offering to repay a portion of the outstanding indebtedness on its unsecured line of credit caused the amount of variable-rate indebtedness to fall below the combined notional value of the outstanding interest rate swaps on March 30, 2011, causing the Company to be overhedged. As a result, the Company re-performed tests to assess the effectiveness of its interest rate swaps. Although the interest rate swaps with an aggregate notional amount of $150.0 million passed the assessment tests and the $115.0 million swap continued to qualify for hedge accounting, the $35.0 million swap no longer qualified for hedge accounting due to the lack of variable rate debt expected to be outstanding during the remaining term of the swap. As a result, the Company accelerated the reclassification of amounts deferred in accumulated other comprehensive loss to earnings related to the hedged forecasted transactions that became probable of not occurring during the period in which the Company was overhedged. This resulted in a cumulative charge to earnings for the year ended December 31, 2011 of approximately $1.0 million. From the date that hedge accounting was discontinued on the $35.0 million swap, changes in the fair-value associated with this interest rate swap were recorded directly to earnings, resulting in the recognition of a gain of approximately $12,000 for the year ended December 31, 2011, which is included as a component of loss on derivative instruments.

During the year ended December 31, 2011, the Company recorded total losses on derivative instruments of $544,000, primarily related to the reduction in the amount of the variable-rate indebtedness relating to the remaining $150.0 million interest rate swaps (see above), hedge ineffectiveness on cash flow hedges due to mismatches in maturity dates and interest rate reset dates between the interest rate swaps and corresponding debt and changes in the fair-value of other derivative instruments. For the years ended December 31, 2010 and 2009, the Company recognized a loss of approximately $453,000 and a gain of approximately $203,000, respectively, as a result of hedge ineffectiveness and changes in the fair-value of derivative instruments attributable to mismatches in the maturity date and the interest rate reset dates between the interest rate swap and corresponding debt, and changes in the fair-value of derivatives no longer considered highly effective.

Amounts reported in accumulated other comprehensive loss related to derivatives will be reclassified to earnings during the period in which the hedged forecasted transaction affects earnings. The change in net unrealized (loss)/gain on derivative instruments includes reclassifications of net unrealized losses from accumulated other comprehensive loss as (1) an increase to interest expense of $10.4 million, $17.5 million and $19.8 million for the years ended December 31, 2011, 2010 and 2009, respectively, and (2) a loss on derivative instruments of $544,000 and $453,000 for the years ended December 31, 2011 and 2010, respectively, and a gain on derivative instruments of $203,000 for the year ended December 31, 2009. During the next twelve months, the Company estimates that an additional $6.9 million will be reclassified from accumulated other comprehensive loss as an increase to interest expense. In addition, for the years ended December 31, 2011, 2010 and 2009, approximately $236,000, $723,000 and $2.7 million, respectively, of settlement payments on interest rate swaps have been deferred in accumulated other comprehensive loss and will be amortized over the useful lives of the related development or redevelopment projects.

The following is a summary of the amount of loss recognized in other comprehensive income related to the derivative instruments (in thousands):

	Year Ended
	December 31,
	2011	2010	2009
Amount of loss recognized in other comprehensive income (effective portion):
Cash flow hedges
Interest rate swaps	$104	$2,084	$21,960

The following is a summary of the amount of loss reclassified from accumulated other comprehensive loss to interest expense related to the derivative instruments (in thousands):

	Year Ended
	December 31,
	2011	2010	2009
Amount of loss reclassified from accumulated other comprehensive loss to income (effective portion):
Cash flow hedges
Interest rate swaps(1)	$(3,385)	$(10,343)	$(16,248)
Forward starting swaps(2)	(7,027)	(7,114)	(3,588)
Total interest rate swaps	$(10,412)	$(17,457)	$(19,836)
____________

(1)
Amount represents payments made to swap counterparties for the effective portion of interest rate swaps that were recognized as an increase to interest expense for the periods presented (the amount was recorded as an increase and corresponding decrease to accumulated other comprehensive loss in the same accounting period).

(2)	Amount represents reclassifications of deferred interest costs from accumulated other comprehensive loss to interest expense related to the Company's previously settled forward starting swaps.

The following is a summary of the amount of (loss)/gain recognized in income as a loss on derivative instruments related to the ineffective portion of the derivative instruments (in thousands):

	Year Ended
	December 31,
	2011	2010	2009
Amount of (loss)/gain recognized in income (ineffective portion and amount excluded from effectiveness testing):
Cash flow hedges
Interest rate swaps	$—	$(360)	$(507)
Ineffective interest rate swaps	(544)	—	790
Total interest rate swaps	(544)	(360)	283
Other derivative instruments	—	(93)	(80)
Total (loss)/gain on derivative instruments	$(544)	$(453)	$203